Notes Payable and Other Obligations - Schedule of Notes Payable and Other Obligations (Details) - NV5 Global, Inc. [Member] - USD ($) $ in Thousands	Jun. 28, 2025	Dec. 28, 2024	Dec. 30, 2023
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 5,213	$ 4,408
Debt issuance costs, net of amortization	$ (803)	(1,173)	(1,914)
Total notes payable and other obligations	217,980	252,803	214,735
Current portion of notes payable and other obligations	9,304	11,195	9,267
Notes payable and other obligations, less current portion	208,676	241,608	205,468
Senior credit facility
Debt Instrument [Line Items]
Long-term Debt, Gross	200,250	232,750	195,750
Uncollateralized promissory notes
Debt Instrument [Line Items]
Long-term Debt, Gross	12,472	13,199	15,303
Other obligations
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 489	$ 2,814	$ 1,188